LEASES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Capital Leases
Amount of leased assets at cost under capital leases	¥ 17,471	¥ 19,402
Accumulated depreciation	¥ 12,510	10,143
Operating Leases
Lease period	2 years
Operating lease expense	¥ 823,790	¥ 379,972	¥ 357,884
Operating Leases
2017	328,671
2018	340,916
2019	273,653
2020	176,378
2021	150,220
Total minimum lease payments	1,269,838
Capital Leases
2017	3,650
2018	2,068
Total minimum lease payments	5,718
Less amounts representing interest	105
Present value of minimum lease payments	5,613
Less current portion	4,066
Noncurrent portion	¥ 1,547